Summary of Significant Accounting Policies (Revenue Recognition and Cost of Revenues, Product Development Expenses) (Narrative) (Details) (USD $)	12 Months Ended			8 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 Advertising Sales [Member]	Dec. 31, 2013 Advertising Sales [Member]
Schedule of Significant Accounting Policies [Line Items]
Commission fees	$ 0	$ 0	$ 0
Cash incentives to third-party advertising agencies	0	72,464	1,374,030
Applicable business tax rate				5.00%
VAT rate					6.00%
Applicable VAT rate for small-scale taxpayer in Pilot Program	3.00%
Creditable input VAT recognized for small-scale taxpayer in Pilot Program	0
Capitalized product development expense	$ 0